Deferred Tax and Income Tax - Schedule of Principal Statutory Taxes Rates in the Countries (Details)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Argentina [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate
Argentina [Member] | Bottom of Range [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	25.00%	25.00%
Argentina [Member] | Top of Range [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	35.00%	35.00%
Luxembourg [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate
Luxembourg [Member] | Bottom of Range [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	15.00%	15.00%
Luxembourg [Member] | Top of Range [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	17.00%	17.00%
United Kingdom [Member]
Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	19.00%	19.00%	19.00%